Income Taxes (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Retained earnings related to tax bad debt deductions	$ 2,931,503
Gross unrecognized tax benefits	0	221,000	340,351	562,076
Accrued interest	$ 30,969	$ 28,000	$ 31,000